SHAREHOLDERS' EQUITY (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended			24 Months Ended
	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	May 21, 2015
Authorized Shares [Roll forward]
Balance at beginning of period (in shares)		250,000,000	250,000,000	250,000,000	250,000,000
Balance at end of period (in shares)		250,000,000	250,000,000	250,000,000	250,000,000
Issued Shares [Roll forward]
Balance at beginning of period, issued shares (in shares)		23,431,370	23,431,370	23,431,370	23,431,370
Stock issued during period (in shares)	41,300,000	41,300,000
Balance at end of period, issued shares (in shares)		64,731,370	23,431,370	23,431,370	23,431,370
Outstanding Shares [Roll Forward]
Balance at beginning of period, outstanding (in shares)		20,686,847	22,560,531	23,431,370	23,431,370
Stock issued during period (in shares)	41,300,000	41,300,000
Common shares repurchased under share repurchase program (in shares)			(301,935)	(870,839)
Common shares repurchased in private transaction (in shares)			(1,571,749)
Balance at end of period, outstanding (in shares)		61,986,847	20,686,847	22,560,531	20,686,847
Common Stock [Roll forward]
Balance at beginning of period		$ 234	$ 234	$ 234	$ 234
Common shares issued		413
Balance at end of period		$ 647	$ 234	$ 234	$ 234
Common Stock [Abstract]
Common stock shares authorized (in shares)		200,000,000	200,000,000		200,000,000
Common stock, par value (in dollars per share)		$ 0.01	$ 0.01		$ 0.01
Preferred stock, shares authorized (in shares)		50,000,000	50,000,000		50,000,000
Preferred stock, par value (in dollars per share)		$ 0.01	$ 0.01		$ 0.01
Stock repurchased (in shares)		0	301,935	870,839	1,172,774
Share repurchased program term		2 years
Maturity period of stock repurchase program		2 years
Maximum [Member]
Common Stock [Abstract]
Share repurchase program, authorized shares (in shares)						2,500,000